Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 93.3%
X –
MUNICIPAL BONDS - 93 .3 % X 1,254,388,608
Alabama - 0.8%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 $ 1,265,375
2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B, 5.000%,
3/01/40
3/33 at 100.00 3,059,471
3,970 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
11/23 at 105.00 4,124,603
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A, 5.000%,
8/01/54 - AGM Insured
2/33 at 100.00 1,136,181
1,050 (c) Tuscaloosa County Board of Education, Alabama, Special Tax School
Warrants, Series 2017, 5.000%, 2/01/43, (Pre-refunded 2/01/27)
2/27 at 100.00 1,092,827
Total Alabama 10,678,457
Alaska - 0.5%
1,100 (c) Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded 12/01/25)
12/25 at 100.00 1,125,073
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/30, (AMT)
7/25 at 100.00 1,395,788
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 1,523,372
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 2,448,267
Total Alaska 6,492,500
Arizona - 1.8%
2,200 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29, 144A
7/25 at 100.00 2,021,450
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 91,894
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 818,344
80 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call 75,806
750 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 743,755
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A
:
500 4.000%, 7/01/28 No Opt. Call 480,002
500 4.000%, 7/01/29 No Opt. Call 475,182
1,405 4.000%, 7/01/30 7/29 at 100.00 1,321,671

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 1.8% (continued)
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A
:
$ 3,450 5.000%, 7/01/35 7/25 at 100.00 $ 3,421,475
1,000 5.000%, 7/01/45 7/25 at 100.00 982,319
3,785 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47, (WI/DD)
7/33 at 100.00 3,936,691
5,025 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 4,362,585
410 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 404,487
3,300 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 3,364,945
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A
:
45 3.900%, 9/01/24, 144A No Opt. Call 44,349
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 1,377,176
Total Arizona 23,922,131
Arkansas - 0.2%
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee Series
2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 1,962,943
1,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 1,004,776
Total Arkansas 2,967,719
California - 4.8%
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call 700,661
1,185 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/35
3/26 at 100.00 1,079,045
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 206,355
3,540 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C, 5.000%, 7/01/33
1/33 at 100.00 3,634,803
5,130 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
12/23 at 100.00 5,101,437
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 94,346
1,180 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36,
144A
7/26 at 100.00 1,109,626
1,500 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38,
144A
7/28 at 100.00 1,372,739
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 739,345

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.8% (continued)
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
$ 3,015 5.000%, 7/01/33 7/27 at 100.00 $ 3,041,189
1,750 4.000%, 7/01/42 7/27 at 100.00 1,400,031
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 5,888,353
4,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 3,707,624
355 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call 351,710
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35,
144A
8/25 at 100.00 1,000,397
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016
:
305 5.000%, 8/01/24, 144A No Opt. Call 305,534
25 (c) 5.000%, 8/01/24, (ETM), 144A No Opt. Call 25,219
325 5.000%, 8/01/25, 144A No Opt. Call 324,599
35 (c) 5.000%, 8/01/25, (ETM), 144A No Opt. Call 35,725
725 5.000%, 8/01/26, 144A 8/25 at 100.00 728,523
65 (c) 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 66,347
225 5.000%, 8/01/27, 144A 8/25 at 100.00 226,254
25 (c) 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 25,518
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 1,433,098
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 692,153
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G
:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 307,249
325 5.000%, 6/01/37, 144A 6/27 at 100.00 303,307
100 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 76,820
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 1,078,127
300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call 300,209
1,195 California State, General Obligation Bonds, Various Purpose Series 2023,
5.250%, 10/01/45
4/33 at 100.00 1,285,371
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 3,718,824
280 5.000%, 12/01/46, 144A 6/26 at 100.00 247,427
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 156,939
750 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.125%, 8/15/47 -
AGM Insured
8/32 at 100.00 765,295
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 688,082

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.8% (continued)
$ 50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call $ 49,027
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 1,140,912
320 Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina
Project, Series 2015, 5.000%, 5/15/24
No Opt. Call 320,879
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 1,017,006
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 2,264,109
1,475 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/31,
(AMT)
5/25 at 100.00 1,471,828
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 5,211,379
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B
:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 2,210,572
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 502,055
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%, 12/01/47
12/29 at 103.00 1,059,423
2,010 (c) Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded 12/01/23)
12/23 at 100.00 2,011,625
1,290 Sacramento, California, Special Tax Bonds, Community Facilities District 4
North Natomas, Refunding Series 2015F, 5.000%, 9/01/27
9/25 at 100.00 1,300,587
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 296,621
3,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/38, (AMT), (WI/DD)
5/33 at 100.00 3,121,555
Total California 64,195,859
Colorado - 4.5%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 771,561
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 430,007
1,330 Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016, 5.000%,
6/15/35
6/26 at 100.00 1,343,962
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 457,705
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013
:
450 5.000%, 12/01/33 12/23 at 100.00 432,595
845 5.000%, 12/01/42 12/23 at 100.00 739,920

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 4.5% (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
$ 1,155 5.250%, 11/01/36 11/32 at 100.00 $ 1,183,224
5,300 5.250%, 11/01/52 11/32 at 100.00 4,985,422
4,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 4,009,834
900 Colorado Science and Technology Park Metropolitan District No.1, Special
Revenue  Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33
12/23 at 103.00 844,550
4,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 4,141,959
1,665 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 1,769,740
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 1,909,326
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 885,324
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 3,724,738
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 2,650,400
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.500%, 11/15/26, (AMT)
12/23 at 100.00 2,000,438
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,100 5.000%, 12/01/25 No Opt. Call 1,099,570
1,240 5.000%, 12/01/28 12/26 at 100.00 1,240,963
500 5.000%, 12/01/36 12/26 at 100.00 474,537
3,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 2,784,978
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 278,819
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3), 6.250%,
12/01/52
9/27 at 103.00 432,708
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 394,067
2,550 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42, 144A
11/29 at 103.00 2,370,207
500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.250%,
12/01/37
12/27 at 103.00 464,614
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 1,327,391
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,228,669
1,035 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
12/23 at 100.00 913,080
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,135,644

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 4.5% (continued)
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
$ 2,060 6.000%, 12/15/39 12/32 at 100.00 $ 2,307,340
7,870 6.000%, 12/15/41 12/32 at 100.00 8,752,649
900 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/39
9/24 at 103.00 794,940
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 737,956
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,114,557
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 864,606
Total Colorado 60,998,000
Connecticut - 0.8%
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 3,932,013
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017
:
1,315 5.000%, 4/01/30, 144A 4/27 at 100.00 1,306,485
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 6,125,192
Total Connecticut 11,363,690
Delaware - 0.0%
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 249,057
180 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call 169,862
Total Delaware 418,919
District of Columbia - 1.3%
3,000 District of Columbia, General Obligation Bonds, Series 2023A, 5.000%,
1/01/45
1/33 at 100.00 3,071,575
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 1,977,627
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 1,977,627
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 1,013,285
1,540 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,450,605
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 3,495,101
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 4,969,895
Total District of Columbia 17,955,715

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 11.6%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022
:
$ 530 4.250%, 5/01/32 No Opt. Call $ 491,156
1,000 5.000%, 5/01/42 5/32 at 100.00 895,343
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 1,555,007
715 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
12/23 at 100.00 715,087
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52
4/32 at 100.00 1,875,324
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 5,187,220
4,100 Broward County School District, Florida, General Obligation Bonds,
School Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,163,676
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 1,903,369
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 984,926
2,095 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54, 144A
7/26 at 103.00 1,663,149
Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A
:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 194,699
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 76,858
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 3,047,250
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
2,235 5.500%, 6/01/30 No Opt. Call 2,272,089
2,625 5.500%, 6/01/33 No Opt. Call 2,662,710
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023
:
500 4.300%, 5/01/33 No Opt. Call 466,963
1,000 5.100%, 5/01/43 5/33 at 100.00 902,685
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25, (Mandatory
Put 12/01/24)
12/24 at 100.00 1,142,851
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 120,020
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
175 5.150%, 7/01/27, 144A No Opt. Call 171,731
385 5.750%, 7/01/47, 144A 7/27 at 101.00 348,169
1,700 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/51, 144A
12/29 at 100.00 1,186,379
170 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 166,649

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 11.6% (continued)
$ 2,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 $ 1,950,002
4,525 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
12/23 at 102.00 4,276,794
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
12/23 at 103.50 4,916,207
1,000 Florida Gulf Coast University Financing Corporation, Capital Improvement
Revenue Bonds, Refunding Housing Project, Series 2022A, 5.000%,
2/01/40
8/32 at 100.00 971,590
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 11,823,932
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 587,657
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series 2022,
5.250%, 6/01/47
6/32 at 100.00 4,033,912
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A
:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 7,370,353
3,250 (c) 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 3,267,738
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 716,328
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facilitiy Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 2,892,203
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 883,880
1,875 Julington Creek Plantation Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 5/01/43 - AGM
Insured
5/33 at 100.00 1,922,094
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 421,822
1,665 Lakeland, Florida, Energy System Revenue Bonds, Refunding Series 2023,
5.000%, 10/01/42
10/33 at 100.00 1,697,215
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call 9,749,269
970 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
12/23 at 100.00 934,869
525 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24, 144A
12/23 at 100.00 522,038
605 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/26, (AMT)
No Opt. Call 609,556
2,895 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/48
4/33 at 100.00 2,438,981
Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Refunding 2014
:
850 5.000%, 11/15/23 No Opt. Call 850,231
250 5.000%, 11/15/26 11/24 at 100.00 250,297

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 11.6% (continued)
$ 9,250 5.000%, 11/15/39 11/24 at 100.00 $ 8,801,147
6,550 5.000%, 11/15/44 11/24 at 100.00 6,121,357
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014
:
900 5.000%, 10/01/27 10/24 at 100.00 901,965
920 5.000%, 10/01/28 10/24 at 100.00 922,391
500 5.000%, 10/01/30 10/24 at 100.00 501,085
325 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
12/23 at 100.00 314,516
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 1,140,937
4,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 3,929,435
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 3,910,235
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022
:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 1,371,219
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 1,486,417
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call 499,530
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/29
No Opt. Call 764,156
Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022
:
620 5.000%, 11/01/34 11/32 at 100.00 618,139
750 5.000%, 11/01/36 11/32 at 100.00 731,072
1,520 5.000%, 11/01/47 11/32 at 100.00 1,384,317
2,175 5.000%, 11/01/52 11/32 at 100.00 1,946,300
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 1,046,979
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call 931,483
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015
:
225 5.000%, 9/01/24 No Opt. Call 224,172
410 5.000%, 9/01/35 9/24 at 100.00 387,199
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 5.000%, 7/01/38
7/28 at 100.00 4,971,058
2,120 Sarasota County, Florida, Utility System Revenue Bonds, Series 2022,
5.250%, 10/01/52
10/32 at 100.00 2,193,340
4,440 Sarasota County, Florida, Utility System Revenue Bonds, Series 2023,
5.000%, 10/01/48
4/33 at 100.00 4,472,981
280 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/31, 144A
No Opt. Call 250,732
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 1,469,510
4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 4,209,645

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 11.6% (continued)
$ 15 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
12/23 at 100.00 $ 13,959
15 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
12/23 at 100.00 0
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023
:
1,130 5.000%, 5/01/39 - AGM Insured 5/33 at 100.00 1,146,431
1,000 5.000%, 5/01/40 - AGM Insured 5/33 at 100.00 1,010,314
2,970 Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 2,913,065
Total Florida 155,865,364
Georgia - 1.3%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 2,957,522
2,390 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 2,427,285
1,000 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53, (WI/DD)
4/33 at 100.00 1,044,690
8,425 Coweta County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 8,077,891
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 1,939,787
950 Henry County Hospital Authority, Georgia, Revenue Certificates, Piedmont
Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 949,101
Total Georgia 17,396,276
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D
:
1,035 5.000%, 11/15/23 No Opt. Call 1,035,014
1,000 5.000%, 11/15/33 11/25 at 100.00 970,609
Total Guam 2,005,623
Hawaii - 0.5%
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
11/23 at 100.00 1,598,060
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 4,031,598
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022
:
440 4.000%, 5/15/29 No Opt. Call 412,455
470 4.000%, 5/15/30 No Opt. Call 435,135
375 5.000%, 5/15/31 No Opt. Call 368,076
250 5.000%, 5/15/32 No Opt. Call 243,393
Total Hawaii 7,088,717
Idaho - 1.0%
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock
Hydroelectric Project Revenue Bonds, Refunding Series 2015
:
500 5.000%, 6/01/29 12/24 at 100.00 504,227
1,000 5.000%, 6/01/30 12/24 at 100.00 1,007,822

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho - 1.0% (continued)
$ 2,090 5.000%, 6/01/31 12/24 at 100.00 $ 2,105,250
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 591,692
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 1,220,910
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 6,365,541
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32, 144A
5/29 at 103.00 1,020,964
Total Idaho 12,816,406
Illinois - 7.2%
1,395 Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds,
Refunding Series 2015A, 4.000%, 12/01/23
No Opt. Call 1,393,087
602 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
11/23 at 100.00 601,782
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 627,772
Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A
:
3,850 5.000%, 1/01/35 1/32 at 100.00 3,905,698
1,685 5.500%, 1/01/39 1/32 at 100.00 1,705,532
3,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 2,950,919
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
2,500 5.000%, 1/01/25 1/24 at 100.00 2,500,066
3,000 5.000%, 1/01/30 1/24 at 100.00 2,967,540
4,320 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
12/23 at 100.00 3,796,866
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 4,847,768
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call 101,022
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 1,791,273
525 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/39
8/31 at 100.00 444,811
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
:
1,220 4.300%, 8/01/28, 144A No Opt. Call 1,182,221
1,000 5.250%, 8/01/38, 144A 8/33 at 100.00 951,577
4,500 (c) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 4,568,954
3,000 (c) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 3,100,750
5,000 (c) Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded 7/01/26)
7/26 at 100.00 5,024,957
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 8,209,255

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 7.2% (continued)
$ 2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 $ 2,684,356
Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022
:
725 4.000%, 10/15/30 4/29 at 103.00 613,621
6,000 4.000%, 10/15/37 4/29 at 103.00 4,614,357
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call 826,224
1,455 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 1,514,934
5,425 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 5,425,101
2,000 Illinois State, General Obligation Bonds, December Series 2017B, 5.000%,
12/01/24
No Opt. Call 2,013,136
6,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 6,135,949
5,330 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 5,319,743
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 5,017,531
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 1,137,382
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 620,146
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 923,662
1,000 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/48 - AGM Insured
6/33 at 100.00 1,023,883
2,250 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2023A, 5.500%, 12/01/35 - BAM Insured
12/31 at 100.00 2,439,527
Stephenson County School District 145, Freeport, Illinois, General
Obligation Bonds, Limited School Series 2018A
:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 631,055
140 (c) 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 147,117
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 98,439
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 2,080,484
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 3,346,776
Total Illinois 97,285,273
Indiana - 4.1%
3,500 Brownsburg 1999 School Building Corporation, Indiana, First Mortgage
Bonds, Series 2023, 5.500%, 7/15/40, (WI/DD)
7/31 at 100.00 3,656,989
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 2,436,171

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 4.1% (continued)
$ 1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 $ 787,136
1,000 Hamilton Southeastern Consolidated School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2018, 5.000%,
7/15/38
1/28 at 100.00 1,024,560
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 680,659
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, DePauw
University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 3,675,170
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 3,656,555
4,195 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016B, 5.000%, 11/01/41
11/25 at 100.00 4,089,434
Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019A
:
1,020 5.000%, 11/01/31 5/29 at 100.00 987,029
1,110 5.000%, 11/01/33 5/29 at 100.00 1,059,961
760 5.000%, 11/01/34 5/29 at 100.00 721,106
665 5.000%, 11/01/35 5/29 at 100.00 627,350
235 4.000%, 11/01/36 5/29 at 100.00 201,379
1,125 4.000%, 11/01/43 5/29 at 100.00 885,777
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022
:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 1,730,689
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 1,590,396
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 2,008,128
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 3,104,276
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33, (AMT)
1/32 at 100.00 1,025,425
2,235 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 5.250%, 2/01/48
8/33 at 100.00 2,291,392
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022
:
630 5.500%, 7/15/37 7/32 at 100.00 675,859
500 5.500%, 7/15/39 7/32 at 100.00 529,462
Lake Ridge Multi-School Building Corporation, Lake County, Indiana, First
Mortgage Bonds, Ad Valorem Property Tax Series 2022
:
2,960 5.500%, 7/15/36 7/32 at 100.00 3,207,666
3,500 5.500%, 7/15/38 7/32 at 100.00 3,728,072
1,280 5.500%, 7/15/40 7/32 at 100.00 1,348,240
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 1,206,145
2,480 North Montgomery High School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018, 5.000%, 7/15/36
7/26 at 100.00 2,507,625
4,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 3,928,421
Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2023B
:
465 6.000%, 7/15/41 7/33 at 100.00 512,886

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 4.1% (continued)
$ 1,325 6.000%, 1/15/43 7/33 at 100.00 $ 1,451,155
Total Indiana 55,335,113
Iowa - 0.2%
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 2,980,337
Total Iowa 2,980,337
Kansas - 0.4%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 948,833
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 207,734
2,700 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series 2023A,
5.000%, 9/01/42 - AGM Insured
9/32 at 100.00 2,709,673
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 2,006,554
Total Kansas 5,872,794
Kentucky - 0.1%
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 1,288,358
Total Kentucky 1,288,358
Louisiana - 2.2%
4,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/42 - AGM Insured
11/25 at 100.00 4,013,179
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B, 5.000%,
8/15/33
8/27 at 100.00 5,081,589
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call 183,265
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
2,000 5.000%, 5/15/33 5/27 at 100.00 2,022,771
2,000 5.000%, 5/15/34 5/27 at 100.00 2,022,812
2,640 5.000%, 5/15/35 5/27 at 100.00 2,665,141
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 3,911,696
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B
:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 393,773
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 491,558
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 348,385
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B
:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 2,913,330
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 815,545
4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 4,952,194
Total Louisiana 29,815,238

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.1%
$ 500 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 $ 524,933
700 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2023A, 5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 693,045
Total Maine 1,217,978
Maryland - 0.8%
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/29
7/25 at 100.00 2,009,479
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 250,653
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
1,200 (c) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,204,524
625 (c) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 637,340
2,120 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 2,131,638
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call 4,667,492
Total Maryland 10,901,126
Massachusetts - 0.7%
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 1,680,496
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 3,905,939
3,280 Massachusetts State, General Obligation Bonds, Refunding Series 2023B,
5.000%, 5/01/43
5/33 at 100.00 3,376,959
Total Massachusetts 8,963,394
Michigan - 2.7%
5,000 Flat Rock Community School District, Wayne County, Michigan, General
Obligation Bonds, Refunding School Building and Site Series 2023,
5.250%, 5/01/52
5/32 at 100.00 5,005,517
Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Refunding Series 2016
:
95 5.000%, 5/15/26 No Opt. Call 96,580
5 (c) 5.000%, 5/15/26, (ETM) No Opt. Call 5,130
335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 297,189
4,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 5.000%, 6/01/42
- AGM Insured
6/33 at 100.00 4,069,173
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 821,613
2,500 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 5.000%, 2/15/32
No Opt. Call 2,571,314
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2022A
:
3,600 (c) 5.000%, 11/15/33, (Pre-refunded 11/15/32) 11/32 at 100.00 3,965,391
3,785 (c) 5.000%, 11/15/34, (Pre-refunded 11/15/32) 11/32 at 100.00 4,169,168

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 2.7% (continued)
$ 3,975 (c) 5.000%, 11/15/35, (Pre-refunded 11/15/32) 11/32 at 100.00 $ 4,378,453
375 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 274,324
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 705,567
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 4,374,665
2,200 (c) Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 2,205,760
3,000 Wyoming Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/43 - AGM
Insured
5/33 at 100.00 3,024,357
Total Michigan 35,964,201
Minnesota - 1.2%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 3,872,652
450 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
12/23 at 101.00 435,856
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A
:
1,380 5.000%, 11/15/28 11/25 at 100.00 1,381,031
3,665 5.000%, 11/15/31 11/25 at 100.00 3,617,772
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/37,
(AMT)
1/32 at 100.00 1,716,159
1,000 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 1,002,960
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 952,965
1,895 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 1,694,391
400 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%,
1/01/24
12/23 at 100.00 397,955
750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2023, 5.500%, 12/01/38
12/29 at 102.00 724,624
Total Minnesota 15,796,365
Mississippi - 1.4%
3,180 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center, Colony Park Teaching
Campus, Series 2023A, 5.000%, 6/01/42
6/33 at 100.00 3,175,111
5,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.550%, 12/01/43
6/32 at 100.00 4,643,533
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
4,000 5.000%, 9/01/41 9/26 at 100.00 3,788,590

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 1.4% (continued)
$ 8,500 5.000%, 9/01/46 9/26 at 100.00 $ 7,683,156
Total Mississippi 19,290,390
Missouri - 2.1%
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%, 5/01/52
5/32 at 100.00 2,034,286
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 4,131,487
1,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/24
No Opt. Call 1,039,460
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 2,563,715
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
12/23 at 100.00 8,536,343
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 641,162
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 2,355,341
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 2,424,237
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
12/23 at 100.00 116,380
510 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 460,000
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,401,332
2,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 4.875%, 6/15/36
6/33 at 100.00 2,343,855
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 663,911
Total Missouri 28,711,509
Montana - 0.9%
3,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A,
4.450%, 12/01/43
12/32 at 100.00 2,723,305
1,220 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/31
2/27 at 100.00 1,223,780
1,255 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/37
6/28 at 100.00 1,241,049
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 4,797,255
1,470 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 1,495,367
Total Montana 11,480,756

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 1.1%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017
:
$ 1,045 5.000%, 11/15/36 5/27 at 100.00 $ 1,051,117
1,070 5.000%, 11/15/37 5/27 at 100.00 1,071,188
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 906,872
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 1,796,687
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A
:
1,765 5.000%, 7/01/25 No Opt. Call 1,767,626
1,500 5.000%, 7/01/28 7/27 at 100.00 1,485,167
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 526,572
2,500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.150%, 9/01/43, (WI/DD)
9/32 at 100.00 2,516,044
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 1,016,600
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 2,862,438
Total Nebraska 15,000,311
Nevada - 2.0%
1,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/33
9/27 at 100.00 987,045
Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023
:
2,425 5.000%, 7/01/41 7/33 at 100.00 2,500,403
12,335 5.000%, 7/01/47 7/33 at 100.00 12,450,663
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 3,962,671
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,025,744
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call 116,973
1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%,
7/01/24, (AMT)
No Opt. Call 1,375,645
775 Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023, 5.000%, 3/01/38
3/33 at 100.00 718,716
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015
:
1,125 4.000%, 12/01/23 No Opt. Call 1,124,279
900 4.250%, 12/01/24 No Opt. Call 894,540
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call 434,198
Total Nevada 26,590,877

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire - 0.8%
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2017
:
$ 3,145 5.000%, 7/01/35 7/27 at 100.00 $ 3,059,711
1,950 5.000%, 7/01/37 7/27 at 100.00 1,799,853
670 5.000%, 7/01/44 7/27 at 100.00 551,290
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 3,911,940
1,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023B, 4.450%, 7/01/43
7/32 at 100.00 1,226,968
Total New Hampshire 10,549,762
New Jersey - 2.7%
2,000 (c) Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A, 5.000%, 2/15/28, (Pre-refunded 2/15/24)
2/24 at 100.00 2,004,760
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A
:
3,920 5.000%, 8/15/49 8/33 at 100.00 4,020,589
2,715 5.000%, 8/15/53 8/33 at 100.00 2,733,309
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017
:
485 5.000%, 7/15/24 No Opt. Call 485,191
510 5.000%, 7/15/25 No Opt. Call 510,780
535 5.000%, 7/15/26 No Opt. Call 537,157
560 5.000%, 7/15/27 No Opt. Call 563,851
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/37
11/32 at 100.00 5,446,890
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call 1,014,350
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017
:
1,800 5.000%, 10/01/24, (AMT) No Opt. Call 1,797,856
3,500 5.000%, 10/01/37, (AMT) 10/27 at 100.00 3,370,727
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 5,166,953
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 2,276,135
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 1,800,627
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 1,710,168
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 202,026
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B
:
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 1,284,548
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 1,228,917
Total New Jersey 36,154,834

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.2%
$ 2,000 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023D, 5.150%, 9/01/43, (WI/DD)
9/32 at 100.00 $ 2,012,864
Total New Mexico 2,012,864
New York - 6.6%
400 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/27
7/25 at 100.00 371,293
Build New York City Resource Corporation, New York, Revenue Bonds,
Academic Leadership Charter School, Series 2021
:
310 4.000%, 6/15/26 No Opt. Call 300,594
300 4.000%, 6/15/28 No Opt. Call 285,708
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%, 6/15/32
No Opt. Call 366,976
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds)
:
400 5.000%, 6/01/32, 144A 6/30 at 100.00 390,986
1,250 5.750%, 6/01/42, 144A 6/30 at 100.00 1,215,209
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
4.000%, 6/01/31, 144A
6/29 at 100.00 228,453
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call 1,376,209
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A
:
785 5.000%, 7/01/37 7/30 at 100.00 791,254
500 5.000%, 7/01/38 7/30 at 100.00 500,367
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call 1,253,474
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A
:
725 5.000%, 7/01/32 7/29 at 100.00 617,569
525 5.000%, 7/01/34 7/29 at 100.00 434,831
925 4.000%, 7/01/38 7/29 at 100.00 670,313
800 5.000%, 7/01/41 7/29 at 100.00 613,649
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/32
7/25 at 100.00 8,867,357
2,535 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call 2,506,903
470 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call 468,288
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 284,219
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2023A, 5.000%, 3/15/32
No Opt. Call 1,077,968
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,652,402
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 602,941

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 6.6% (continued)
$ 1,455 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 $ 1,439,345
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 999,665
1,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 1,805,541
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A
:
600 5.000%, 12/01/24 No Opt. Call 601,644
750 5.000%, 12/01/25 No Opt. Call 753,970
2,065 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
11/23 at 100.00 2,013,699
370 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 367,175
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 5,004,734
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 3,014,270
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 2,694,873
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1
:
1,500 5.250%, 11/01/37 11/32 at 100.00 1,599,560
5,000 5.500%, 11/01/45 11/32 at 100.00 5,269,848
6,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 6,186,212
4,035 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 5.000%, 5/01/44
5/33 at 100.00 4,092,893
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 2,543,647
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 3,031,222
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue,
Series 2005B
:
500 (c) 5.500%, 10/15/27, (ETM) No Opt. Call 530,447
1,000 (c) 5.500%, 4/15/35, (ETM) No Opt. Call 1,131,282
500 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/42 - AGM Insured, (WI/DD)
11/33 at 100.00 524,839
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000 5.000%, 12/01/30, (AMT) No Opt. Call 5,064,975
1,660 5.000%, 12/01/42, (AMT) 12/32 at 100.00 1,567,766
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/27, (AMT)
12/23 at 100.00 2,502,648

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 6.6% (continued)
$ 600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 $ 593,842
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 763,760
7,625 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 7,806,978
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 367,870
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 932,072
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 1,190,722
Total New York 89,272,462
North Carolina - 0.8%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B
:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 970,126
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 949,880
1,090 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2023, 5.250%, 7/01/42 - AGM Insured,
(AMT)
7/33 at 100.00 1,093,816
1,300 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured,
(AMT)
7/32 at 100.00 1,319,111
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
430 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 433,632
620 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 620,788
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019
:
1,500 5.000%, 1/01/44 1/30 at 100.00 1,457,219
500 5.000%, 1/01/49 1/30 at 100.00 478,619
Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2017A
:
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 1,757,298
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 1,139,502
Total North Carolina 10,219,991
North Dakota - 0.2%
375 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
12/23 at 100.00 373,347
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.500%, 7/01/43
7/32 at 100.00 927,101
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 1,300,154
Total North Dakota 2,600,602

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 1.3%
$ 1,315 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 $ 1,341,175
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 1,049,817
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 2,012,331
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
12/23 at 100.00 535,973
5,000 New Albany Plain Local Joint Park District, Franklin and Licking Counties,
Ohio, General Obligation Bonds, Park Facilities Series 2023, 5.500%,
12/01/48 - BAM Insured
12/32 at 100.00 5,194,643
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 1,013,129
1,575 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2022-1, 5.000%, 12/15/23
No Opt. Call 1,577,056
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 4,626,544
Total Ohio 17,350,668
Oklahoma - 0.4%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
2,145 5.000%, 10/01/33 10/32 at 100.00 2,171,489
1,925 5.000%, 10/01/35 10/32 at 100.00 1,935,326
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 679,680
Total Oklahoma 4,786,495
Oregon - 0.2%
50 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
7/23 at 100.00 49,959
West Linn, Oregon, General Obligation Bonds, Series 2023
:
1,530 4.000%, 6/01/41 6/32 at 100.00 1,326,512
1,465 4.000%, 6/01/43 6/32 at 100.00 1,241,073
Total Oregon 2,617,544
Pennsylvania - 2.5%
2,095 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,889,463
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 99,263
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
50 5.000%, 11/01/37 11/27 at 100.00 27,346
160 4.000%, 11/01/47 11/27 at 100.00 87,202
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A
:
1,300 5.000%, 11/01/40 11/23 at 100.00 710,335

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 2.5% (continued)
$ 1,155 5.000%, 11/01/44 11/23 at 100.00 $ 630,573
Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A
:
1,000 5.000%, 11/15/44 - AGM Insured 11/32 at 100.00 1,012,957
1,420 5.000%, 11/15/47 - AGM Insured 11/32 at 100.00 1,433,611
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/34
9/28 at 100.00 3,635,893
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 6,083,623
5,000 5.250%, 6/30/36, (AMT) 12/32 at 100.00 5,094,325
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 842,543
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 4.800%, 4/01/35, (WI/DD)
4/33 at 100.00 998,876
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 2,571,101
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 1,815,514
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 1,499,442
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 2,964,814
1,215 South Western School District of York County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.250%, 2/15/50, (WI/DD)
2/31 at 100.00 1,221,189
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 701,434
Total Pennsylvania 33,319,504
Rhode Island - 0.1%
1,900 Rhode Island Student Loan Authority, Student Loan Program Revenue
Bonds, Senior Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call 1,910,176
Total Rhode Island 1,910,176
South Carolina - 0.9%
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee &
Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 766,742
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A
:
40 (c) 5.750%, 11/01/23, (ETM), 144A No Opt. Call 40,000
180 (c) 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 184,739
3,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/49
6/32 at 100.00 2,753,703
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
785 (c) 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 791,659
2,625 (c) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 2,657,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.9% (continued)
$ 2,840 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/34, (AMT)
7/28 at 100.00 $ 2,873,859
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 890,001
1,325 Spartanburg County School District 4, South Carolina, General Obligation
Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 1,340,547
Total South Carolina 12,298,920
South Dakota - 1.4%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 1,598,916
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 2,059,748
South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017
:
1,000 5.000%, 7/01/35 7/27 at 100.00 1,020,013
8,000 4.000%, 7/01/42 7/27 at 100.00 6,661,586
7,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 7,547,283
Total South Dakota 18,887,546
Tennessee - 0.8%
2,050 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
8/29 at 100.00 1,884,570
1,420 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37
7/28 at 100.00 1,402,277
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call 1,413,352
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A
:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 1,145,700
1,300 5.500%, 7/01/37, (AMT) 7/32 at 100.00 1,359,660
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/32, (AMT)
7/25 at 100.00 1,347,171
2,160 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2022A, 5.000%, 11/01/47
11/32 at 100.00 2,196,573
Total Tennessee 10,749,303
Texas - 8.3%
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 583,553
695 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call 650,353
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 412,257
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 4,397,331
Cedar Port Navigation District, Texas, General Obligation Bonds,
Improvement Series 2023
:
1,700 4.000%, 9/01/31 9/30 at 100.00 1,616,831

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.3% (continued)
$ 1,700 4.000%, 9/01/32 9/30 at 100.00 $ 1,603,399
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
360 (c) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 366,234
1,695 (c) 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 1,724,351
550 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 487,838
505 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/31
No Opt. Call 511,585
3,000 Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023, 5.000%, 2/15/40
2/33 at 100.00 3,102,512
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 3,073,059
5,345 (c) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 5,478,669
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 3,100,759
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021B
:
70 5.000%, 9/01/24 No Opt. Call 69,618
75 5.000%, 9/01/25 No Opt. Call 73,329
276 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44
9/31 at 100.00 206,550
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
1,230 4.500%, 9/01/32 9/27 at 100.00 1,145,641
955 4.500%, 9/01/32 9/27 at 100.00 889,501
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/23
No Opt. Call 2,501,735
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 1,315,484
2,255 Highland Park Independent School District, Potter County, Texas, General
Obligation Bonds, School Building Series 2023, 5.250%, 2/15/41
2/33 at 100.00 2,364,751
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A
:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 2,655,798
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 2,009,432
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 1,717,453
1,240 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,243,496
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/41 - AGM Insured, (AMT)
7/33 at 100.00 5,042,226
1,200 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 1,234,365
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 1,404,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.3% (continued)
$ 1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call $ 1,530,718
500 Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2015, 5.000%, 1/01/24
No Opt. Call 500,529
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
11/23 at 103.00 1,412,034
Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018
:
1,585 5.000%, 9/15/29 9/25 at 100.00 1,586,808
1,060 5.000%, 9/15/31 9/25 at 100.00 1,060,932
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%,
7/01/38 - AGM Insured
7/27 at 100.00 574,292
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
750 (e) 5.000%, 7/01/30 7/25 at 100.00 680,625
1,500 (e) 5.000%, 7/01/33 No Opt. Call 1,361,250
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 2,913,327
3,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 3,084,205
165 (c) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call 166,611
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 5,476,284
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,225,845
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 3,830,763
6,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 5,800,234
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 2,328,325
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B
:
5,000 5.250%, 9/01/52 3/32 at 100.00 4,979,363
5,915 6.000%, 3/01/53 3/32 at 104.76 6,197,437
2,450 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 12/31/32
12/30 at 100.00 2,345,979
500 Texas Public Finance Authority, Revenue Bonds, Texas Southern University
Financing System Series 2023, 5.250%, 5/01/38 - BAM Insured
5/33 at 100.00 506,794
2,000 Texas State Technical College System, Financing System Revenue Bonds,
Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 2,125,357

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.3% (continued)
$ 1,200 Texas State, General Obligation Bonds, College Student Loan Series 2014,
6.000%, 8/01/25, (AMT)
8/24 at 100.00 $ 1,215,192
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
1,140 5.000%, 8/15/29 8/24 at 100.00 1,138,227
3,150 5.000%, 8/15/42 8/24 at 100.00 2,979,952
400 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 355,195
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 1,532,744
1,240 Viridian Municipal Management District, Texas, Revenue Bonds, Road
Improvement Series 2023, 5.000%, 12/01/38 - AGM Insured, (WI/DD)
12/29 at 100.00 1,203,198
800 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28, (Pre-
refunded 8/15/24)
8/24 at 100.00 815,771
Total Texas 110,910,384
Utah - 3.7%
5,995 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 5,896,237
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
4,000 5.000%, 7/01/39 7/31 at 100.00 4,158,558
5,000 5.000%, 7/01/40 7/31 at 100.00 5,179,457
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022
:
4,490 5.250%, 6/15/47 6/32 at 100.00 4,524,701
4,060 5.500%, 6/15/49 6/32 at 100.00 4,159,872
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 1,301,843
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 1,266,920
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 1,877,313
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 2,032,396
1,715 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 1,710,270
5,000 University of Utah, General Revenue Bonds, Green Series 2022B, 5.000%,
8/01/41
8/32 at 100.00 5,178,333
145 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 101,797
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018
:
500 5.000%, 10/15/29 10/27 at 100.00 508,150
500 5.000%, 10/15/31 10/27 at 100.00 506,466
550 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/27
No Opt. Call 532,095
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.500%,
6/01/40
6/32 at 100.00 1,249,174

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 3.7% (continued)
$ 8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 $ 9,120,530
Total Utah 49,304,112
Vermont - 0.2%
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series 2016B
:
1,270 5.000%, 12/01/37 6/26 at 100.00 1,238,877
1,500 5.000%, 12/01/38 6/26 at 100.00 1,454,523
Total Vermont 2,693,400
Virgin Islands - 0.2%
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 2,845,187
Total Virgin Islands 2,845,187
Virginia - 2.4%
5,190 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call 5,190,000
3,900 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46
7/26 at 100.00 3,696,503
6,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 6,344,985
5,350 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018B-2, 5.000%, 5/15/57,
(Mandatory Put 5/15/30)
No Opt. Call 5,633,596
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 1,401,219
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,347,504
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 4,129,369
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call 932,849
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 1,647,019
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 484,284
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 298,502
650 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 663,716
Total Virginia 32,769,546
Washington - 1.6%
2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 2,327,505

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 1.6% (continued)
$ 1,735 (c) Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2014B, 5.000%, 1/01/32,
(Pre-refunded 7/01/24), (AMT)
7/24 at 100.00 $ 1,743,959
3,855 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 5.000%,
7/01/39
7/25 at 100.00 3,634,702
9,885 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/25 at 100.00 9,699,548
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
675 5.000%, 8/15/25 No Opt. Call 676,902
700 4.000%, 8/15/42 8/27 at 100.00 544,630
2,550 (c) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/50,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 2,649,993
Total Washington 21,277,239
West Virginia - 0.1%
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 1,252,956
Total West Virginia 1,252,956
Wisconsin - 1.4%
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 1,059,767
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 1,604,028
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%, 12/01/52
12/32 at 100.00 1,878,836
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48
12/32 at 100.00 1,861,455
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 1,334,249
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 2,410,129
335 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 335,773
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A
:
1,840 (c) 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 1,913,654
700 (c) 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 728,020
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 5,077,085
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26
7/24 at 100.00 99,527
600 (c) Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 603,565
Total Wisconsin 18,906,088

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming - 0.1%
$ 1,000 (c) Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) - BAM
Insured
1/27 at 100.00 $ 1,039,629
Total Wyoming 1,039,629
Total Municipal Bonds
(cost $1,328,087,428) 1,254,388,608
Total Long-Term Investments
(cost $1,328,087,428) 1,254,388,608
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.1%
X –
MUNICIPAL BONDS - 1 .1 % X 14,615,000
Arizona - 0.2%
$ 3,230 (f) Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2008B, 4.050%, 7/01/34, (Mandatory Put
11/7/2023)
10/23 at 100.00 $ 3,230,000
Total Arizona 3,230,000
Colorado - 0.1%
1,395 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 4.150%,
11/01/36, (Mandatory Put 11/7/2023)
10/23 at 100.00 1,395,000
Total Colorado 1,395,000
Indiana - 0.4%
5,000 (f) Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 3.900%, 7/01/33, (Mandatory Put 11/7/2023)
10/23 at 100.00 5,000,000
Total Indiana 5,000,000
New York - 0.1%
1,325 (f) Battery Park City Authority, New York, Revenue Bonds, Adjustable Rate
Junior Series 2019D-2, 4.060%, 11/01/38, (Mandatory Put 11/7/2023)
10/23 at 100.00 1,325,000
Total New York 1,325,000
Washington - 0.3%
3,665 (f) King County, Washington, General Obligation Bonds, Payable from Sewer
Revenues, Refunding Multi-Modal Limited Tax Series 2019A, 3.850%,
1/01/46, (Mandatory Put 10/31/2023)
10/23 at 100.00 3,665,000
Total Washington 3,665,000
Total Municipal Bonds
(cost $14,615,000) 14,615,000
Total Short-Term Investments
(cost $14,615,000) 14,615,000
Total Investments (cost $ 1,342,702,428 ) - 94 .4% 1,269,003,608
Other Assets & Liabilities, Net -  5.6% 74,723,981
Net Assets - 100% $ 1,343,727,589

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,254,388,608 $ – $ 1,254,388,608
Short-Term Investments:
Municipal Bonds – 14,615,000 – 14,615,000
Total $ – $ 1,269,003,608 $ – $ 1,269,003,608
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.3%
X –
CORPORATE BONDS - 46 .2 % X 3,765,529
Automobiles & Components - 0.9%
$ 100 Ford Motor Co 3.250% 2/12/32 $ 75,475
Total Automobiles & Components 75,475
Banks - 4.7%
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 162,244
250 BPCE SA, 144A 2.045% 10/19/27 218,178
Total Banks 380,422
Commercial & Professional Services - 2.6%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 74,891
250 Rockefeller Foundation/The 2.492% 10/01/50 136,837
Total Commercial & Professional Services 211,728
Consumer Services - 2.5%
100 Bush Foundation 2.754% 10/01/50 54,181
200 Starbucks Corp 4.450% 8/15/49 150,881
Total Consumer Services 205,062
Energy - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 61,118
Total Energy 61,118
Equity Real Estate Investment Trusts (REITs) - 5.3%
125 (b) HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 89,724
200 Host Hotels & Resorts LP 2.900% 12/15/31 149,294
200 Regency Centers LP 3.750% 6/15/24 196,873
Total Equity Real Estate Investment Trusts (REITs) 435,891
Financial Services - 4.0%
45 Low Income Investment Fund 3.386% 7/01/26 41,429
50 NHP Foundation/The 6.000% 12/01/33 49,982
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 237,069
Total Financial Services 328,480
Food, Beverage & Tobacco - 1.9%
250 PepsiCo Inc 2.875% 10/15/49 152,003
Total Food, Beverage & Tobacco 152,003
Materials - 4.0%
350 Air Products and Chemicals Inc 4.800% 3/03/33 327,333
Total Materials 327,333
Semiconductors & Semiconductor Equipment - 2.6%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 209,715
Total Semiconductors & Semiconductor Equipment 209,715
Telecommunication Services - 1.9%
250 Verizon Communications Inc 2.850% 9/03/41 154,401
Total Telecommunication Services 154,401

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities - 15.0%
$ 200 Duke Energy Progress LLC 4.000% 4/01/52 $ 137,007
250 MidAmerican Energy Co 3.150% 4/15/50 149,700
120 PacifiCorp 2.900% 6/15/52 62,550
100 Public Service Co of Oklahoma 2.200% 8/15/31 75,201
100 Public Service Electric and Gas Co 5.125% 3/15/53 85,903
200 Southern California Edison Co 3.650% 6/01/51 125,387
200 Southwestern Electric Power Co 3.250% 11/01/51 112,695
150 Southwestern Public Service Co 3.150% 5/01/50 86,609
194 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 143,909
125 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 112,876
176 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 132,064
Total Utilities 1,223,901
Total Corporate Bonds
(cost $5,055,289) 3,765,529
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 28 .2 % X 2,294,976
1 Banc of America Mortgage 2004-K Trust, 2004 K 4.100% 12/25/34 $ 1,287
250 (c) BFLD Trust 2020-EYP, (TSFR1M reference rate + 2.214%
spread), 2020 EYP, 144A
7.549% 10/15/35 137,201
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 2.997% 11/13/39 147,774
100 DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK, 144A 3.452% 10/10/34 90,912
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 3,470
1 Fannie Mae Pool, FN CB3149 2.000% 3/01/52 672
48 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 41,439
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 2,301
6 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 5,803
10 Fannie Mae Pool, FN FS0522 2.500% 2/01/52 7,545
68 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 60,702
2 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 2,052
23 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 21,251
2 Fannie Mae Pool, FN MA4731, 2022 1 3.500% 9/01/52 1,585
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,446
1 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 845
1 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 844
7 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 6,213
24 Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 21,071
7 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 5,552
136 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 102,252
1 Freddie Mac Pool, FR SD2609 3.500% 12/01/52 809
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 3,587
6 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 4,872
3 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 2,190
5 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 3,935
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 2,429
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 2,312
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 2,102
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 767
5 Ginnie Mae II Pool, G2 MA8648 5.500% 2/20/53 4,647
19 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 14,563
0 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 439
24 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 21,927
10 Ginnie Mae II Pool, G2 MA8647 5.000% 2/20/53 9,063
30 Ginnie Mae II Pool, G2 MA7589, 2021 A 2.500% 9/20/51 24,303
30 Ginnie Mae II Pool, G2 MA9101 3.000% 8/20/53 24,707
28 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 25,760
28 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 26,234
52 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000% 9/20/52 46,022

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 54 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 $ 46,085
76 GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS, 144A
2.100% 5/20/48 55,598
128 GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS, 144A
2.360% 7/20/48 86,319
5 Government National Mortgage Association, G2 MA8646 4.500% 2/20/53 4,421
235 Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY, 144A 3.228% 7/10/39 195,663
142 Loanpal Solar Loan 2021-2 Ltd, 2021 2GS, 144A 2.220% 3/20/48 100,722
128 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 1.440% 8/20/46 102,082
144 Mosaic Solar Loan Trust 2021-3, 2021 3A, 144A 1.920% 6/20/52 102,181
212 (c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 1.579% spread), 2019 MILE, 144A
5.915% 7/15/36 194,643
150 One Market Plaza Trust 2017-1MKT, 2017 1MKT, 144A 3.845% 2/10/32 130,050
51 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 46,457
218 Vivint Solar Financing VII LLC, 2020 1A, 144A 2.210% 7/31/51 168,667
200 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 179,203
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,953,846) 2,294,976
Principal
Amount (000) Description (a)
Optional Call
Provisions (d) Value
X –
MUNICIPAL BONDS - 9 .9 % X 806,382
Alaska - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 145,530
Total Alaska 145,530
California - 3.5%
200 Los Angeles Department of Airports, California, Customer Facility Charge
Revenue Bonds, Los Angeles International Airport, Consolidated Rental
Car Facility Project, Taxable Green Series 2022A, 4.242%, 5/15/48 - AGM
Insured
5/32 at 100.00 155,303
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40 6/31 at 100.00 127,108
Total California 282,411
Illinois - 0.6%
50 Village of Deerfield, Illinois, Series 2011, 4.000%, 12/01/28 12/23 at 100.00 48,263
Total Illinois 48,263
Massachusetts - 1.8%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call 147,025
Total Massachusetts 147,025
Michigan - 2.2%
250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39
No Opt. Call 183,153
Total Michigan 183,153
Total Municipal Bonds
(cost $971,232) 806,382
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
- 8 .3 % X 676,764
Canada - 2.6%
$ 250 OMERS Finance Trust , 144A 3.500% 4/19/32 $ 213,381
Total Canada 213,381

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (a)
Optional Call
Provisions (d) Value
Netherlands - 2.4%
$ 200 Nederlandse Waterschapsbank NV , 144A 4.000% 6/01/28 $ 191,559
Total Netherlands 191,559
Supranational - 3.3%
300 European Investment Bank 3.750% 2/14/33 271,824
Total Supranational 271,824
Total Emerging Market Debt and Foreign Corporate Bonds
(cost $716,131) 676,764
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5 .6 % X 454,784
$ 300 United States Treasury Note/Bond 3.625% 5/15/53 $ 233,859
158 United States Treasury Note/Bond 4.875% 10/31/28 158,333
68 United States Treasury Note/Bond 3.875% 8/15/33 62,592
Total U.S. Government and Agency Obligations
(cost $486,146) 454,784
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .1 % X 91,000
Utilities - 1.1%
$ 100 Vistra Corp, 144A 7.000% N/A (e) $ 91,000
Total Utilities 91,000
Total $1,000 Par (or similar) Institutional Preferred
(cost $92,000) 91,000
Total Long-Term Investments
(cost $10,274,644) 8,089,435
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1% X –
92,201 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(g) $ 92,201
Total Investments Purchased with Collateral from Securities Lending
(cost $92,201) 92,201
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0 .7% 54,000
$ 54 Fannie Mae Discount Notes 0.000 11/01/23 $ 54,000
Total U.S. Government and Agency Obligations
(cost $54,000) 54,000
Total Short-Term Investments
(cost $54,000) 54,000
Total Investments (cost $ 10,420,845 ) - 101 .1% 8,235,636
Other Assets & Liabilities, Net -  (1.1)% (86,580)
Net Assets - 100% $ 8,149,056

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 3,765,529 $ – $ 3,765,529
Asset-Backed and Mortgage-Backed Securities – 2,294,976 – 2,294,976
Municipal Bonds – 806,382 – 806,382
Emerging Market Debt and Foreign Corporate Bonds – 676,764 – 676,764
U.S. Government and Agency Obligations – 454,784 – 454,784
$1,000 Par (or similar) Institutional Preferred – 91,000 – 91,000
Investments Purchased with Collateral from Securities
Lending 92,201 – – 92,201
Short-Term Investments:
U.S. Government and Agency Obligations – 54,000 – 54,000
Total $ 92,201 $ 8,143,435 $ – $ 8,235,636
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $89,724.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(e) Perpetual security. Maturity date is not applicable.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.8%
X 12,833,205
SOVEREIGN DEBT - 48.9% X 12,833,205
Angola - 0.9%
$ 300 Angolan Government International Bond, 144A 8.750% 4/14/32 $ 233,135
Total Angola 233,135
Bermuda - 0.9%
300 Bermuda Government International Bond, 144A 2.375% 8/20/30 237,420
Total Bermuda 237,420
Brazil - 0.7%
200 Brazilian Government International Bond 3.875% 6/12/30 171,824
Total Brazil 171,824
Chile - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 411,738
Total Chile 411,738
Colombia - 2.0%
200 Colombia Government International Bond 7.500% 2/02/34 187,038
200 Colombia Government International Bond 8.000% 4/20/33 195,299
200 Colombia Government International Bond 3.000% 1/30/30 153,778
Total Colombia 536,115
Cote d'Ivoire - 0.6%
170 Ivory Coast Government International Bond, 144A2032
144A
5.750% 12/31/32 151,119
Total Cote d'Ivoire 151,119
Dominican Republic - 1.0%
300 Dominican Republic International Bond, 144A 5.500% 2/22/29 273,015
Total Dominican Republic 273,015
Egypt - 0.6%
250 Egypt Government International Bond, 144A 7.600% 3/01/29 155,180
Total Egypt 155,180
Hungary - 2.2%
200 Hungary Government International Bond, 144A 5.250% 6/16/29 188,400
200 Hungary Government International Bond, 144A 6.250% 9/22/32 192,205
200 Magyar Export-Import Bank Zrt, 144A 6.125% 12/04/27 195,621
Total Hungary 576,226
India - 0.6%
200 Export-Import Bank of India, 144A 3.250% 1/15/30 168,834
Total India 168,834
Indonesia - 2.4%
350 Indonesia Government International Bond 4.650% 9/20/32 320,561
350 Indonesia Government International Bond 3.500% 1/11/28 322,316
Total Indonesia 642,877
Jordan - 0.7%
200 Jordan Government International Bond, 144A 7.500% 1/13/29 185,763
Total Jordan 185,763
Kenya - 0.7%
225 Republic of Kenya Government International Bond, 144A 8.000% 5/22/32 175,937
Total Kenya 175,937

Principal
Amount (000)   Description (a) Coupon Maturity Value
Mexico - 3.4%
$ 200 Mexico Government International Bond 6.338% 5/04/53 $ 174,844
250 Mexico Government International Bond 4.280% 8/14/41 178,690
700 Mexico Government International Bond 3.500% 2/12/34 534,506
Total Mexico 888,040
Morocco - 0.9%
300 Morocco Government International Bond, 144A 3.000% 12/15/32 223,500
Total Morocco 223,500
Nigeria - 0.9%
300 Nigeria Government International Bond, 144A 7.375% 9/28/33 225,216
Total Nigeria 225,216
Oman - 1.6%
200 Oman Government International Bond, 144A 6.500% 3/08/47 174,500
250 Oman Government International Bond, 144A 6.250% 1/25/31 242,617
Total Oman 417,117
Panama - 2.6%
200 Panama Government International Bond 6.853% 3/28/54 172,348
700 Panama Government International Bond 3.298% 1/19/33 517,453
Total Panama 689,801
Peru - 2.7%
250 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 235,453
575 Peruvian Government International Bond 2.783% 1/23/31 460,312
Total Peru 695,765
Philippines - 1.9%
675 Philippine Government International Bond 1.950% 1/06/32 504,749
Total Philippines 504,749
Poland - 2.8%
200 Bank Gospodarstwa Krajowego, 144A 5.375% 5/22/33 185,750
250 Republic of Poland Government International Bond 3.250% 4/06/26 237,029
200 Republic of Poland Government International Bond 5.500% 11/16/27 200,789
140 Republic of Poland Government International Bond 5.500% 4/04/53 123,382
Total Poland 746,950
Qatar - 1.0%
300 Qatar Government International Bond, 144A 3.750% 4/16/30 273,750
Total Qatar 273,750
Republic of Serbia - 0.7%
250 Serbia International Bond, 144A 2.125% 12/01/30 183,377
Total Republic of Serbia 183,377
Romania - 2.4%
200 Romanian Government International Bond, 144A 7.125% 1/17/33 198,890
326 Romanian Government International Bond, 144A 5.250% 11/25/27 314,598
200 Romanian Government International Bond, 144A 4.000% 2/14/51 122,651
Total Romania 636,139
Saudi Arabia - 3.4%
250 Saudi Government International Bond, 144A 4.500% 10/26/46 187,235
500 Saudi Government International Bond, 144A 3.625% 3/04/28 461,990
325 Saudi Government International Bond, 144A 2.250% 2/02/33 243,978
Total Saudi Arabia 893,203

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
South Africa - 2.3%
$ 275 Republic of South Africa Government International Bond 5.875% 4/20/32 $ 231,982
250 Republic of South Africa Government International Bond 4.300% 10/12/28 215,375
225 Republic of South Africa Government International Bond 5.375% 7/24/44 147,856
Total South Africa 595,213
South Korea - 1.5%
200 Export-Import Bank of Korea 5.125% 9/18/33 190,841
300 (b) Export-Import Bank of Korea 2.500% 6/29/41 192,015
Total South Korea 382,856
Turkey - 0.7%
200 Turkey Government International Bond 6.000% 3/25/27 187,392
Total Turkey 187,392
United Arab Emirates - 2.5%
425 Abu Dhabi Government International Bond, 144A 3.125% 5/03/26 401,300
425 Abu Dhabi Government International Bond, 144A 3.125% 9/30/49 260,015
Total United Arab Emirates 661,315
Uruguay - 2.0%
550 Uruguay Government International Bond 4.375% 1/23/31 519,533
Total Uruguay 519,533
Uzbekistan - 0.7%
250 Republic of Uzbekistan International Bond, 144A 3.700% 11/25/30 190,106
Total Uzbekistan 190,106
Total Sovereign Debt
(cost $13,243,805) 12,833,205
Principal
Amount (000) Description (a) Coupon Maturity Value
X 12,490,563
CORPORATE BONDS - 47.6% X 12,490,563
Australia - 0 .6%
$ 200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 $ 165,627
Total Australia 165,627
Brazil - 3 .9%
200 Arcos Dorados BV, 144A 6.125% 5/27/29 186,000
100 Brazil Minas SPE via State of Minas
Gerais2013 1, 144A
5.333% 2/15/28 96,750
200 Embraer Netherlands Finance BV, 144A 7.000% 7/28/30 195,278
225 Petrobras Global Finance BV 6.900% 3/19/49 203,330
225 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 173,025
200 Suzano Austria GmbH 2.500% 9/15/28 166,484
Total Brazil 1,020,867
Chile - 4 .4%
200 Antofagasta PLC, 144A 5.625% 5/13/32 185,225
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 191,690
200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 161,337
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 165,943
200 Corp Nacional del Cobre de Chile, 144A 3.700% 1/30/50 117,448
200 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 185,529
200 Inversiones CMPC SA, 144A 3.000% 4/06/31 156,141
Total Chile 1,163,313

Principal
Amount (000)   Description (a) Coupon Maturity Value
China - 1 .3%
$ 200 Lenovo Group Ltd, 144A 3.421% 11/02/30 $ 161,159
225 Prosus NV, 144A 4.193% 1/19/32 172,836
Total China 333,995
Colombia - 0 .7%
200 Ecopetrol SA 5.375% 6/26/26 191,485
Total Colombia 191,485
Costa Rica - 0 .7%
200 Instituto Costarricense de Electricidad,
144A
6.750% 10/07/31 186,500
Total Costa Rica 186,500
Dominican Republic - 0 .7%
200 AES Espana BV, 144A 5.700% 5/04/28 175,396
Total Dominican Republic 175,396
Guatemala - 0 .6%
200 Millicom International Cellular SA, 144A 4.500% 4/27/31 150,855
Total Guatemala 150,855
Hong Kong - 0 .7%
200 AIA Group Ltd, 144A 3.600% 4/09/29 180,009
Total Hong Kong 180,009
India - 4 .1%
225 Bharti Airtel Ltd, 144A 3.250% 6/03/31 181,444
185 Greenko Dutch BV, Reg S 3.850% 3/29/26 164,650
200 ICICI Bank Ltd/Dubai, 144A 3.800% 12/14/27 184,310
250 Indian Railway Finance Corp Ltd, 144A 3.249% 2/13/30 208,827
200 REC Ltd, Reg S 4.625% 3/22/28 185,553
200 UltraTech Cement Ltd, 144A 2.800% 2/16/31 154,746
Total India 1,079,530
Indonesia - 4 .3%
200 Freeport Indonesia PT, 144A 4.763% 4/14/27 189,057
200 Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT, 144A
5.450% 5/15/30 185,500
200 Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT, 144A
6.530% 11/15/28 198,749
200 Pertamina Persero PT, 144A 3.650% 7/30/29 177,307
200 Pertamina Persero PT, 144A 6.500% 5/27/41 186,727
200 Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 144A
5.450% 5/21/28 193,981
Total Indonesia 1,131,321
Israel - 3 .2%
200 Bank Hapoalim BM, 144A, Reg S 3.255% 1/21/32 162,244
200 Bank Leumi Le-Israel BM, 144A, Reg S 5.125% 7/27/27 186,500
225 Energean Israel Finance Ltd, 144A, Reg S 5.375% 3/30/28 184,034
200 Israel Electric Corp Ltd, 144A, Reg S 3.750% 2/22/32 152,000
200 Mizrahi Tefahot Bank Ltd, 144A, Reg S 3.077% 4/07/31 167,000
Total Israel 851,778

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Kazakhstan - 1 .6%
$ 200 Development Bank of Kazakhstan JSC,
144A
5.750% 5/12/25 $ 198,200
250 QazaqGaz NC JSC, 144A 4.375% 9/26/27 227,865
Total Kazakhstan 426,065
Kuwait - 0 .7%
200 NBK SPC Ltd, 144A 1.625% 9/15/27 176,131
Total Kuwait 176,131
Malaysia - 2 .0%
225 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 207,291
200 Petronas Capital Ltd, 144A 2.480% 1/28/32 155,886
200 Petronas Capital Ltd, 144A 4.800% 4/21/60 157,504
Total Malaysia 520,681
Mexico - 6 .6%
200 Alpek SAB de CV, 144A 3.250% 2/25/31 152,675
200 Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, 144A
5.375% 4/17/25 196,359
200 Becle SAB de CV, 144A 2.500% 10/14/31 146,401
240 Bimbo Bakeries USA Inc, 144A 6.400% 1/15/34 240,146
200 Cemex SAB de CV, 144A 9.125% 12/30/49 205,027
200 Comision Federal de Electricidad, 144A 4.688% 5/15/29 177,214
300 Mexico City Airport Trust, 144A 5.500% 10/31/46 214,573
200 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 177,824
150 Petroleos Mexicanos 4.500% 1/23/26 134,859
100 Petroleos Mexicanos 5.350% 2/12/28 80,718
Total Mexico 1,725,796
Morocco - 0 .7%
225 OCP SA, 144A 3.750% 6/23/31 176,652
Total Morocco 176,652
Peru - 0 .4%
200 Petroleos del Peru SA, 144A 5.625% 6/19/47 109,436
Total Peru 109,436
Qatar - 1 .3%
250 QatarEnergy, 144A 3.300% 7/12/51 152,387
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 180,870
Total Qatar 333,257
Saudi Arabia - 0 .8%
250 Saudi Arabian Oil Co, 144A 2.250% 11/24/30 196,242
Total Saudi Arabia 196,242
South Africa - 1 .5%
200 Sasol Financing USA LLC 5.500% 3/18/31 153,124
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 236,281
Total South Africa 389,405
Supranational - 1 .2%
400 Banque Ouest Africaine de
Developpement, 144A
4.700% 10/22/31 314,324
Total Supranational 314,324

Principal
Amount (000)   Description (a) Coupon Maturity Value
Thailand - 0 .8%
$ 250 PTTEP Treasury Center Co Ltd, 144A 2.993% 1/15/30 $ 212,293
Total Thailand 212,293
Turkey - 0 .7%
200 Turkiye Sise ve Cam Fabrikalari AS, 144A 6.950% 3/14/26 192,984
Total Turkey 192,984
United Arab Emirates - 3 .4%
250 Abu Dhabi Crude Oil Pipeline LLC, 144A 4.600% 11/02/47 204,068
200 DAE Funding LLC, 144A 3.375% 3/20/28 174,468
200 DP World Ltd/United Arab Emirates,
144A
5.625% 9/25/48 164,392
170 Galaxy Pipeline Assets Bidco Ltd, 144A 2.160% 3/31/34 137,535
240 MDGH GMTN RSC Ltd, 144A 4.375% 11/22/33 212,659
Total United Arab Emirates 893,122
United States - 0 .7%
200 Hyundai Capital America, 144A 5.680% 6/26/28 193,499
Total United States 193,499
Total Corporate Bonds
(cost $12,758,514) 12,490,563
Principal
Amount (000) Description (a) ,(c) Coupon Maturity Value
X 190,792
CONTINGENT CAPITAL SECURITIES - 0.7% X 190,792
Mexico - 0 .7%
$ 200 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 $ 190,792
Total Mexico 190,792
Total Contingent Capital Securities
(cost $200,000) 190,792
Principal
Amount (000) Description (a) Coupon Maturity Value
X 160,143
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6% X 160,143
Mexico - 0 .6%
$ 200 Banco Nacional de Comercio Exterior
SNC/Cayman Islands, 144A
2.720% 8/11/31 $ 160,143
Total Mexico 160,143
Total $1,000 Par (or similar) Institutional Preferred
(cost $171,713) 160,143
Total Long-Term Investments
(cost $26,374,032) 25,674,703
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
34,158 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 34,158
Total Investments Purchased with Collateral from Securities Lending
(cost $34,158) 34,158
Total Investments (cost $ 26,408,190 ) - 97 .9% 25,708,861
Other Assets & Liabilities, Net -  2.1% 553,699
Net Assets - 100% $ 26,262,560

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 12,833,205 $ – $ 12,833,205
Corporate Bonds – 12,490,563 – 12,490,563
Contingent Capital Securities – 190,792 – 190,792
$1,000 Par (or similar) Institutional Preferred – 160,143 – 160,143
Investments Purchased with Collateral from Securities
Lending 34,158 – – 34,158
Total $ 34,158 $ 25,674,703 $ – $ 25,708,861
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,643.
(c) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.8%
X –
CORPORATE BONDS - 97 .8 % X 16,518,536
Automobiles & Components - 5.5%
$ 105 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 102,360
115 Dana Inc 4.500% 2/15/32 90,057
75 Ford Motor Co 6.100% 8/19/32 69,371
440 Ford Motor Credit Co LLC 4.950% 5/28/27 412,718
125 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 107,503
150 ZF North America Capital Inc, 144A 6.875% 4/14/28 145,357
Total Automobiles & Components 927,366
Capital Goods - 4.9%
65 Chart Industries Inc, 144A 7.500% 1/01/30 63,829
20 (b) Chart Industries Inc, 144A 9.500% 1/01/31 20,599
75 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 71,344
100 (b) GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 89,549
60 H&E Equipment Services Inc, 144A 3.875% 12/15/28 50,822
35 Standard Industries Inc/NJ, 144A 5.000% 2/15/27 32,350
110 TransDigm Inc 7.500% 3/15/27 109,865
80 TransDigm Inc, 144A 6.875% 12/15/30 77,245
100 Trinity Industries Inc, 144A 7.750% 7/15/28 98,750
115 WESCO Distribution Inc, 144A 7.250% 6/15/28 114,270
105 Windsor Holdings III LLC, 144A 8.500% 6/15/30 102,214
Total Capital Goods 830,837
Commercial & Professional Services - 6.3%
130 (b) ADT Security Corp/The, 144A 4.125% 8/01/29 111,495
115 Allied Universal Holdco LLC / Allied Universal Finance Corp,
144A
6.625% 7/15/26 107,697
80 ASGN Inc, 144A 4.625% 5/15/28 70,839
115 Garda World Security Corp, 144A 4.625% 2/15/27 102,568
140 GFL Environmental Inc, 144A 3.500% 9/01/28 119,873
200 GTCR W-2 MERGER SUB LLC, 144A 7.500% 1/15/31 197,470
115 (b) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 97,762
120 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 111,276
95 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 83,525
60 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 58,206
Total Commercial & Professional Services 1,060,711
Consumer Discretionary Distribution & Retail - 4.6%
80 (b) Academy Ltd, 144A 6.000% 11/15/27 75,310
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 84,371
35 (b) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 29,606
35 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 28,387
75 Bath & Body Works Inc, 144A 6.625% 10/01/30 69,435
50 Group 1 Automotive Inc, 144A 4.000% 8/15/28 43,037
125 (b) Kohl's Corp 4.625% 5/01/31 85,473
50 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 41,899
100 (b) Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 88,160
125 (b) Michaels Cos Inc/The, 144A 5.250% 5/01/28 90,570
170 Staples Inc, 144A 7.500% 4/15/26 138,668
Total Consumer Discretionary Distribution & Retail 774,916

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Durables & Apparel - 1.4%
$ 80 Newell Brands Inc 4.700% 4/01/26 $ 75,532
80 Newell Brands Inc 6.625% 9/15/29 73,596
115 (b) Wolverine World Wide Inc, 144A 4.000% 8/15/29 85,744
Total Consumer Durables & Apparel 234,872
Consumer Services - 5.3%
100 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 81,902
100 Carnival Corp, 144A 4.000% 8/01/28 86,982
160 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 142,945
75 Cinemark USA Inc, 144A 5.875% 3/15/26 71,215
115 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 96,638
105 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 83,000
55 (b) Life Time Inc, 144A 5.750% 1/15/26 53,261
45 NCL Corp Ltd, 144A 8.375% 2/01/28 44,580
20 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 19,729
100 Scientific Games International Inc, 144A 7.500% 9/01/31 97,643
130 (b) Yum! Brands Inc 5.375% 4/01/32 116,858
Total Consumer Services 894,753
Consumer Staples Distribution & Retail - 1.4%
110 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 3/15/29 93,786
50 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 49,090
50 US Foods Inc, 144A 7.250% 1/15/32 49,082
40 US Foods Inc, 144A 6.875% 9/15/28 39,094
Total Consumer Staples Distribution & Retail 231,052
Energy - 14.0%
105 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 3/01/27 100,356
65 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 60,369
15 Civitas Resources Inc, 144A 8.625% 11/01/30 15,267
55 Civitas Resources Inc, 144A 8.375% 7/01/28 55,339
135 Civitas Resources Inc, 144A 8.750% 7/01/31 136,251
130 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 125,044
65 DT Midstream Inc, 144A 4.125% 6/15/29 55,888
145 EnLink Midstream LLC, 144A 6.500% 9/01/30 139,181
115 EnLink Midstream LLC, 144A 5.625% 1/15/28 108,436
100 EQM Midstream Partners LP, 144A 4.750% 1/15/31 84,200
165 EQM Midstream Partners LP, 144A 6.500% 7/01/27 160,381
65 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 62,836
135 Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 128,660
165 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 148,546
50 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 43,665
65 Kinetik Holdings LP, 144A 5.875% 6/15/30 59,641
65 Matador Resources Co, 144A 6.875% 4/15/28 63,699
110 Parkland Corp, 144A 4.500% 10/01/29 94,611
100 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 96,501
55 Permian Resources Operating LLC, 144A 7.000% 1/15/32 53,317
105 (b) SM Energy Co 6.500% 7/15/28 101,085
25 TRANSOCEAN AQUILA LTD, 144A 8.000% 9/30/28 24,634
42 Transocean Inc, 144A 8.750% 2/15/30 42,624
35 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 35,142
130 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 126,243
90 Venture Global LNG Inc, 144A 8.125% 6/01/28 87,374

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 100 Venture Global LNG Inc, 144A 9.875% 2/01/32 $ 101,399
65 Western Midstream Operating LP 4.300% 2/01/30 56,351
Total Energy 2,367,040
Equity Real Estate Investment Trusts (REITs) - 1.4%
115 Iron Mountain Inc, 144A 4.875% 9/15/27 105,125
65 SBA Communications Corp 3.125% 2/01/29 53,742
85 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 81,851
Total Equity Real Estate Investment Trusts (REITs) 240,718
Financial Services - 5.5%
100 (b) Ally Financial Inc 7.100% 11/15/27 97,976
130 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 111,013
25 Compass Group Diversified Holdings LLC, 144A 5.000% 1/15/32 19,659
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 141,281
90 Navient Corp 6.750% 6/25/25 87,781
90 Navient Corp 4.875% 3/15/28 73,919
105 NFP Corp, 144A 4.875% 8/15/28 91,935
210 OneMain Finance Corp 3.500% 1/15/27 177,450
120 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 92,796
40 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 34,823
Total Financial Services 928,633
Food, Beverage & Tobacco - 2.2%
80 B&G Foods Inc, 144A 8.000% 9/15/28 77,959
50 (b) Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 43,229
115 (b) Darling Ingredients Inc, 144A 6.000% 6/15/30 107,893
170 Primo Water Holdings Inc, 144A 4.375% 4/30/29 143,431
Total Food, Beverage & Tobacco 372,512
Health Care Equipment & Services - 7.3%
125 (b) CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 88,769
95 DaVita Inc, 144A 4.625% 6/01/30 74,453
80 Embecta Corp, 144A 6.750% 2/15/30 66,320
95 Encompass Health Corp 4.500% 2/01/28 85,645
200 IQVIA Inc, 144A 6.500% 5/15/30 194,000
130 LifePoint Health Inc, 144A 11.000% 10/15/30 122,340
100 LifePoint Health Inc, 144A 9.875% 8/15/30 90,375
130 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 109,768
195 Tenet Healthcare Corp 4.250% 6/01/29 166,876
170 (b) Tenet Healthcare Corp 4.375% 1/15/30 143,804
100 Tenet Healthcare Corp, 144A 6.750% 5/15/31 94,963
Total Health Care Equipment & Services 1,237,313
Household & Personal Products - 1.3%
65 Coty Inc, 144A 5.000% 4/15/26 62,099
60 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
6.625% 7/15/30 57,164
120 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 108,546
Total Household & Personal Products 227,809
Insurance - 2.9%
130 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 106,596
50 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 48,477
85 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 80,771

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Insurance (continued)
$ 80 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 $ 70,333
80 BroadStreet Partners Inc, 144A 5.875% 4/15/29 69,748
110 HUB International Ltd, 144A 7.250% 6/15/30 107,300
Total Insurance 483,225
Materials - 8.4%
120 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 118,500
130 Avient Corp, 144A 7.125% 8/01/30 125,072
95 Ball Corp 6.875% 3/15/28 94,719
120 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 107,688
130 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 127,322
130 Mineral Resources Ltd, 144A 9.250% 10/01/28 130,000
110 Mineral Resources Ltd, 144A 8.000% 11/01/27 106,292
100 NOVA Chemicals Corp, 144A 4.875% 6/01/24 98,272
65 Olin Corp 5.125% 9/15/27 59,593
45 (b) Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 41,175
115 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 97,822
20 Sealed Air Corp, 144A 6.125% 2/01/28 19,036
140 SunCoke Energy Inc, 144A 4.875% 6/30/29 117,180
79 Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc, 144A
5.375% 9/01/25 68,532
140 Tronox Inc, 144A 4.625% 3/15/29 110,283
Total Materials 1,421,486
Media & Entertainment - 9.7%
285 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 221,786
195 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 170,680
50 (b) CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 45,760
200 (b) CSC Holdings LLC, 144A 4.125% 12/01/30 133,992
120 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 105,148
75 DISH Network Corp, 144A 11.750% 11/15/27 74,292
75 (b) Getty Images Inc, 144A 9.750% 3/01/27 73,761
65 (b) Gray Television Inc, 144A 4.750% 10/15/30 41,674
80 Lamar Media Corp 4.875% 1/15/29 73,349
50 News Corp, 144A 3.875% 5/15/29 42,799
95 Sirius XM Radio Inc, 144A 4.000% 7/15/28 80,791
25 Sirius XM Radio Inc, 144A 3.125% 9/01/26 22,419
75 Univision Communications Inc, 144A 4.500% 5/01/29 59,619
200 UPC Broadband Finco BV, 144A 4.875% 7/15/31 159,684
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 177,099
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 151,745
Total Media & Entertainment 1,634,598
Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
80 Avantor Funding Inc, 144A 4.625% 7/15/28 71,209
200 Jazz Securities DAC, 144A 4.375% 1/15/29 173,934
200 Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 4.125% 4/30/28 172,752
90 Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26 79,238
Total Pharmaceuticals, Biotechnology & Life Sciences 497,133
Real Estate Management & Development - 0.4%
75 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 68,405
Total Real Estate Management & Development 68,405

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000)   Description (a) Coupon Maturity Value
Software & Services - 2.5%
$ 70 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 $ 57,400
155 Gen Digital Inc, 144A 6.750% 9/30/27 150,876
75 Open Text Corp, 144A 3.875% 12/01/29 61,333
35 Open Text Corp, 144A 6.900% 12/01/27 34,827
50 Science Applications International Corp, 144A 4.875% 4/01/28 44,614
80 Ziff Davis Inc, 144A 4.625% 10/15/30 66,977
Total Software & Services 416,027
Technology Hardware & Equipment - 0.5%
100 Imola Merger Corp, 144A 4.750% 5/15/29 87,179
Total Technology Hardware & Equipment 87,179
Telecommunication Services - 2.3%
200 Altice France SA/France, 144A 8.125% 2/01/27 168,593
105 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 95,725
100 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 94,020
25 Level 3 Financing Inc, 144A 10.500% 5/15/30 25,020
Total Telecommunication Services 383,358
Transportation - 2.5%
65 Allegiant Travel Co, 144A 7.250% 8/15/27 58,825
96 American Airlines Inc/AAdvantage Loyalty IP Ltd2021
CORP, 144A
5.500% 4/20/26 93,193
115 (b) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 101,488
20 Forward Air Corp, 144A 9.500% 10/15/31 19,500
105 United Airlines Inc, 144A 4.375% 4/15/26 97,400
55 XPO Inc, 144A 7.125% 6/01/31 53,583
Total Transportation 423,989
Utilities - 4.6%
80 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 71,412
115 (b) Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 107,638
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 101,487
80 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 68,234
235 Talen Energy Supply LLC, 144A 8.625% 6/01/30 238,786
130 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 119,096
80 Vistra Operations Co LLC, 144A 4.375% 5/01/29 67,951
Total Utilities 774,604
Total Corporate Bonds
(cost $16,924,100) 16,518,536
Total Long-Term Investments
(cost $16,924,100) 16,518,536
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
- 12.7% X –
2,140,716 (c) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(d) $ 2,140,716
Total Investments Purchased with Collateral from Securities Lending
(cost $2,140,716) 2,140,716
Total Investments (cost $ 19,064,816 ) - 110 .5% $ 18,659,252
Other Assets & Liabilities, Net -  (10.5)% (1,778,066)
Net Assets - 100% $ 16,881,186

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 16,518,536 $ – $ 16,518,536
Investments Purchased with Collateral from Securities
Lending 2,140,716 – – 2,140,716
Total $ 2,140,716 $ 16,518,536 $ – $ 18,659,252
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,059,277.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments October 31,2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.7%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 57 .0 % X 8,995,108
Automobiles & Components - 3.5%
$ 650 (b) General Motors Financial Co Inc 5.700% N/A (c) $ 545,846
Total Automobiles & Components 545,846
Banks - 11.5%
540 CoBank ACB 6.450% N/A (c) 501,626
250 (b) M&T Bank Corp 5.125% N/A (c) 188,531
280 PNC Financial Services Group Inc/The 6.200% N/A (c) 249,112
225 PNC Financial Services Group Inc/The 6.250% N/A (c) 185,175
560 Truist Financial Corp 5.100% N/A (c) 448,494
300 US Bancorp 5.300% N/A (c) 235,394
Total Banks 1,808,332
Capital Goods - 3.9%
665 (b) AerCap Holdings NV 5.875% 10/10/79 624,138
Total Capital Goods 624,138
Energy - 6.4%
300 Enbridge Inc 8.500% 1/15/84 287,390
300 Enbridge Inc 7.625% 1/15/83 268,332
350 Energy Transfer LP 6.500% N/A (c) 316,988
180 (b) Transcanada Trust 5.600% 3/07/82 138,928
Total Energy 1,011,638
Financial Services - 10.1%
400 Ally Financial Inc 4.700% N/A (c) 259,640
290 American Express Co 3.550% N/A (c) 227,650
450 (b) Charles Schwab Corp/The 5.375% N/A (c) 427,301
310 (b) Discover Financial Services 6.125% N/A (c) 286,258
400 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 392,301
Total Financial Services 1,593,150
Insurance - 12.2%
300 Assurant Inc 7.000% 3/27/48 287,336
185 AXIS Specialty Finance LLC 4.900% 1/15/40 145,539
270 Enstar Finance LLC 5.500% 1/15/42 215,213
310 Markel Group Inc 6.000% N/A (c) 299,711
325 MetLife Inc, 144A 9.250% 4/08/38 352,027
650 QBE Insurance Group Ltd, 144A 5.875% N/A (c) 621,218
Total Insurance 1,921,044
Media & Entertainment - 1.4%
300 Paramount Global 6.375% 3/30/62 220,782
Total Media & Entertainment 220,782
Telecommunication Services - 1.8%
300 Vodafone Group PLC 7.000% 4/04/79 290,077
Total Telecommunication Services 290,077

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
October 31,2023

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 6.2%
$ 400 Emera Inc 6.750% 6/15/76 $ 376,175
330 Sempra 4.875% N/A (c) 308,176
325 Vistra Corp, 144A 7.000% N/A (c) 295,750
Total Utilities 980,101
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,352,625) 8,995,108
Principal
Amount (000) Description (a) ,(d) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 35 .6 % X 5,610,156
Banks - 31.1%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) $ 188,424
200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 192,850
400 Banco Santander SA 4.750% N/A (c) 287,652
515 Barclays PLC 8.000% N/A (c) 455,517
275 BNP Paribas SA, 144A 7.750% N/A (c) 254,973
200 BNP Paribas SA, 144A 8.500% N/A (c) 191,638
235 BNP Paribas SA, 144A 9.250% N/A (c) 238,875
425 Credit Agricole SA, 144A 8.125% N/A (c) 419,688
370 HSBC Holdings PLC 6.000% N/A (c) 322,257
340 HSBC Holdings PLC 6.375% N/A (c) 320,514
200 HSBC Holdings PLC 8.000% N/A (c) 196,250
450 ING Groep NV 5.750% N/A (c) 395,795
200 Lloyds Banking Group PLC 7.500% N/A (c) 185,560
330 NatWest Group PLC 6.000% N/A (c) 302,316
570 Societe Generale SA, 144A 9.375% N/A (c) 550,263
200 Standard Chartered PLC, 144A 7.750% N/A (c) 191,888
200 UniCredit SpA , Reg S 8.000% N/A (c) 197,000
Total Banks 4,891,460
Financial Services - 4.5%
400 (b) Deutsche Bank AG 6.000% N/A (c) 322,062
400 UBS Group AG, 144A 7.000% N/A (c) 396,634
Total Financial Services 718,696
Total Contingent Capital Securities
(cost $5,577,972) 5,610,156
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 3 .6 % X 567,750
Banks - 1.9%
3,000 Farm Credit Bank of Texas, 144A 9.681% $ 298,500
Total Banks 298,500
Energy - 0.8%
5,000 NuStar Energy LP 12.438% 127,350
Total Energy 127,350
Food, Beverage & Tobacco - 0.9%
6,000 CHS Inc 6.750% 141,900
Total Food, Beverage & Tobacco 141,900
Total $25 Par (or similar) Retail Preferred
(cost $560,290) 567,750

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0 .5 % X 74,550
Financial Services - 0.5%
$ 400 Credit Suisse Group AG 7.500% 6/11/72 $ 42,000
310 Credit Suisse Group AG 7.500% 1/17/72 32,550
Total Financial Services 74,550
Total Corporate Bonds
(cost $657,827) 74,550
Total Long-Term Investments
(cost $16,148,714) 15,247,564
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
- 16.6% X –
2,610,706 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(f) $ 2,610,706
Total Investments Purchased with Collateral from Securities Lending
(cost $2,610,706) 2,610,706
Total Investments (cost $ 18,759,420 ) - 113 .3% $ 17,858,270
Other Assets & Liabilities, Net -  (13.3)% (2,092,354)
Net Assets - 100% $ 15,765,916
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 8,995,108 $ – $ 8,995,108
Contingent Capital Securities – 5,610,156 – 5,610,156
$25 Par (or similar) Retail Preferred 567,750 – – 567,750
Corporate Bonds – 74,550 – 74,550
Investments Purchased with Collateral from Securities
Lending 2,610,706 – – 2,610,706
Total $ 3,178,456 $ 14,679,814 $ – $ 17,858,270

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
October 31,2023

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,517,744.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments October 31, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.6%
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98 .6 % X 24,614,826
$ 250 Affirm Asset Securitization Trust 2023-B, 2023 B, 144A 7.640% 9/15/28 $ 250,092
250 (b) AGL CLO Ltd, (TSFR3M reference rate + 2.600% spread),
2023 25A, 144A
7.852% 7/21/36 251,475
264 Avis Budget Rental Car Funding AESOP LLC, 2019 3A, 144A 2.360% 3/20/26 251,854
350 BANK 2019-BNK22, 2019 BN22 3.210% 11/15/62 282,387
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 403,710
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.721% 12/15/72 126,175
100 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2.429% 8/15/54 71,986
100 (b) BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate +
2.062% spread), 2021 PAC, 144A
7.396% 10/15/36 95,655
297 (b) BX Commercial Mortgage Trust 2019-XL, (1-Month LIBOR
reference rate + 2.114% spread), 2019 XL, 144A
2.110% 10/15/36 293,240
250 (b) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.385% spread), 2021 CIP, 144A
6.719% 12/15/38 242,892
232 (b) BX Commercial Mortgage Trust 2021-SOAR, (TSFR1M
reference rate + 0.984% spread), 2021 SOAR, 144A
6.319% 6/15/38 226,270
570 CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2,
144A
2.700% 11/10/46 427,800
249 Capital Automotive Reit, 2023 1A, 144A 5.750% 9/15/53 244,097
275 Carmax Auto Owner Trust 2019-4, 2019 4 2.800% 4/15/26 273,355
75 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.457% 4/10/48 70,675
200 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3.366% 11/15/49 178,374
300 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.821% 3/25/42 312,317
300 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.421% 3/25/42 306,038
300 (b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05, 144A
8.321% 4/25/42 303,025
300 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A
9.971% 6/25/42 320,163
300 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A
10.071% 9/25/42 323,216
315 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.071% 12/25/42 331,225
107 DBWF Mortgage Trust, 2015 LCM, 144A 2.998% 6/10/34 99,022
98 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 90,126
577 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 498,896
517 Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 477,132
557 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 448,384
486 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 434,111
246 Fannie Mae Pool, FN FS0403 3.000% 1/01/52 198,501
325 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 271,235
570 Fannie Mae Pool, FN MA4305, 2021 MTGE 2.000% 4/01/51 421,846
468 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 418,365
292 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 285,177
534 Fannie Mae Pool, FN CB2804 2.500% 2/01/52 412,848
320 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 294,945
210 Fannie Mae Pool, FN MA4962 4.000% 3/01/53 181,425
466 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 402,395
442 Fannie Mae Pool, FN MA4701, 2022 1 4.500% 7/01/52 395,191
329 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 303,292
449 Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 388,045
194 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 171,385
149 Fannie Mae Pool, FN MA4842, 2022 1 5.500% 12/01/52 141,300
428 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 382,505
389 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 369,291

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 412 Fannie Mae Pool, FN MA5070 4.500% 7/01/53 $ 368,430
408 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 352,791
87 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 82,297
93 Fannie Mae Pool, FN FS5179 5.000% 6/01/53 86,180
646 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 538,267
197 Freddie Mac Pool, FR RA9629 5.500% 8/01/53 187,115
44 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 38,178
300 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A
7.721% 2/25/42 301,131
300 (b) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A
9.821% 6/25/42 320,156
300 (b) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3, 144A
8.871% 8/25/42 309,696
300 (b) Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A
9.321% 7/25/42 314,509
72 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 66,815
406 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 335,177
122 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 110,707
260 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 228,280
363 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 309,883
350 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 336,145
100 Government National Mortgage Association, 2023 111 3.000% 2/20/52 59,649
250 (b) Gracie Point International Fun, (SOFR90A reference rate +
1.900% spread), 2023 1A, 144A
0.000% 9/01/26 251,199
100 (b) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 2.250% spread), 2023 2A, 144A
0.000% 3/01/27 99,998
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 507,256
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 219,804
250 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6,
144A
2.500% 11/25/51 179,699
96 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1,
144A
3.500% 2/25/53 75,355
250 Hertz Vehicle Financing III LLC, 2023 3A, 144A 5.940% 2/25/28 247,228
185 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.340% 7/25/33 173,869
428 JP Morgan Mortgage Trust 2020-7, 2020 7, 144A 3.000% 1/25/51 335,492
247 JP Morgan Mortgage Trust 2021-11, 2021 11, 144A 2.500% 1/25/52 176,819
250 JPMBB Commercial Mortgage Securities Trust 2014-C23,
2014 C23
4.483% 9/15/47 237,973
300 (b) Magnetite XXXVII Ltd, (TSFR3M reference rate + 2.300%
spread), 2023 37A, 144A
7.726% 10/20/36 300,538
250 Morgan Stanley Bank of America Merrill Lynch Trust 2014-
C14, 2014 C14
4.863% 2/15/47 245,037
289 Morgan Stanley Residential Mortgage Loan Trust 2023-1,
2023 1, 144A
4.000% 2/25/53 235,040
242 MVW 2020-1 LLC, 2020 1A, 144A 1.740% 10/20/37 222,842
167 MVW Owner Trust 2017-1, 2017 1A, 144A 2.420% 12/20/34 163,090
244 MVW Owner Trust 2019-1, 2019 1A, 144A 2.890% 11/20/36 234,058
220 (b) Myers Park CLO Ltd, (TSFR3M reference rate + 1.862%
spread), 2018 1A, 144A
7.277% 10/20/30 217,498
91 (b) OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1, 144A
4.658% 6/25/57 86,194
287 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 233,416
90 Oceanview Mortgage Trust 2022-1, 2022 1, 144A 4.500% 11/25/52 78,266
250 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 196,340
350 (b) OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A, 144A
6.080% 6/16/36 341,141
250 PenFed Auto Receivables Owner Trust 2022-A, 2022 A,
144A
4.830% 12/15/28 239,991
150 PFS Financing Corp, 2021 A, 144A 0.710% 4/15/26 146,259
293 RCKT Mortgage Trust 2022-4, 2022 4, 144A 4.000% 6/25/52 238,489

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 212 Sequoia Mortgage Trust 2021-4, 2021 4, 144A 2.500% 6/25/51 $ 151,635
234 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 225,074
142 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 122,778
260 Tesla Auto Lease Trust, 2023 B, 144A 6.570% 8/20/27 259,693
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2, 2015
NXS2
3.767% 7/15/58 474,911
300 Wells Fargo Commercial Mortgage Trust 2016-C35, 2016
C35
2.931% 7/15/48 272,893
165 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.917% 7/15/50 141,480
350 Wells Fargo Commercial Mortgage Trust 2021-C60, 2021
C60
2.342% 8/15/54 266,627
Total Asset-Backed and Mortgage-Backed Securities
(cost $25,038,705) 24,614,826
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .0 % X 249,460
Equity Real Estate Investment Trusts (Reits) - 1.0%
$ 250 SBA Tower Trust, 144A 6.599% 1/15/28 $ 249,460
Total Equity Real Estate Investment Trusts (Reits) 249,460
Total Corporate Bonds
(cost $254,205) 249,460
Total Long-Term Investments
(cost $25,292,910) 24,864,286
Other Assets & Liabilities, Net -  0.4% 93,404
Net Assets - 100% $ 24,957,690

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 24,614,826 $ – $ 24,614,826
Corporate Bonds – 249,460 – 249,460
Total $ – $ 24,864,286 $ – $ 24,864,286
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month